Leasing Arrangements - Schedule of Future Minimum Lease Payments, Operating Leases (Details) $ in Millions	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 24.5
2020	20.4
2021	12.4
2022	8.5
2023	5.8
Thereafter	9.0
Total	$ 80.6